SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exchange Rate [Line Items]
Israeli CPI Points	112.6	109.4	103.9
Israeli Consumer Price Index Points Change In Period	3	5.3	2.8
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.627	3.519	3.11
Foreign Currency Exchange Rate Translation Change In Period	3.10%	13.20%	(3.30%)
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.012	3.753	3.52
Foreign Currency Exchange Rate Translation Change In Period	6.90%	6.60%	(10.80%)